PENN Capital Special Situations Small Cap Equity Fund

Schedule of Investments
November 30, 2021 (Unaudited)

Common Stocks: 96.5%	Shares	Value
Aerospace & Defense: 1.7%
Spirit AeroSystems Holdings, Inc. - Class A	7,117	$269,450
Airlines: 1.0%
Allegiant Travel Co.*	885	153,300
Auto Components: 2.7%
American Axle & Manufacturing Holdings, Inc.*	30,806	272,941
Dana, Inc.	7,751	166,647
		439,588
Banks: 10.4%
Ameris Bancorp	5,905	287,396
BankUnited, Inc.	7,447	295,199
FB Financial Corp.	5,745	246,461
First BanCorp	19,747	262,438
Metropolitan Bank Holding Corp.*	1,790	169,925
PacWest Bancorp	3,526	157,753
South State Corp.	3,403	265,910
		1,685,082
Biotechnology: 0.8%
Halozyme Therapeutics, Inc.*	3,836	126,128
Capital Markets: 1.2%
Focus Financial Partners, Inc. - Class A*	3,168	194,959
Chemicals: 2.8%
Avient Corp.	4,204	231,262
Livent Corp.*	7,400	224,146
		455,408
Commercial Services & Supplies: 2.4%
Steelcase, Inc. - Class A	19,404	217,131
Viad Corp.*	3,891	164,628
		381,759
Containers & Packaging: 1.0%
O-I Glass, Inc.*	14,111	156,209
Energy Equipment & Services: 4.4%
ChampionX Corp.*	11,451	233,715
TechnipFMC PLC	24,367	138,161
Weatherford International PLC*	11,865	341,119
		712,995
Food & Staples Retailing: 2.3%
BJ's Wholesale Club Holdings, Inc.*	2,679	177,216
Performance Food Group Co.*	4,951	199,575
		376,791
Health Care Equipment & Supplies: 4.5%
Alphatec Holdings, Inc.*	24,035	266,788
CONMED Corp.	1,659	218,092
CryoLife, Inc.*	6,850	117,752
SI-BONE, Inc.*	6,571	126,492
		729,124
Health Care Providers & Services: 7.3%
Acadia Healthcare Co., Inc.*	3,565	200,246
Community Health Systems, Inc.*	25,023	301,027
ModivCare, Inc.*	1,499	205,408
Option Care Health, Inc.*	9,511	240,723
R1 RCM, Inc.*	9,965	237,366
		1,184,770
Hotels, Restaurants & Leisure: 9.7%
Bally's Corp.*	6,224	238,628
Boyd Gaming Corp.*	3,033	177,764
Golden Entertainment, Inc.*	7,322	336,153
Papa John's International, Inc.	1,285	156,667
Planet Fitness, Inc. - Class A*	2,653	216,724
Rush Street Interactive, Inc.*	11,963	213,420
SeaWorld Entertainment, Inc.*	4,075	240,384
		1,579,740
Household Durables: 1.2%
Installed Building Products, Inc.	1,456	187,955
Interactive Media & Services: 0.9%
TripAdvisor, Inc.*	6,533	168,943
Internet & Direct Marketing Retail: 1.2%
Overstock.com, Inc.*	2,123	189,499
IT Services: 1.9%
Alliance Data Systems Corp.	2,323	158,336
Sabre Corp.*	20,449	153,981
		312,317
Life Sciences Tools & Services: 1.7%
Syneos Health, Inc.*	2,749	267,093
Machinery: 2.6%
Chart Industries, Inc.*	1,442	251,701
Hillman Solutions Corp.*	15,249	161,334
		413,035
Media: 6.2%
EW Scripps Co. - Class A	14,248	264,015
Gray Television, Inc.	13,524	278,865

Nexstar Media Group, Inc. - Class A	1,667	249,216
WideOpenWest, Inc.*	11,240	209,064
		1,001,179
Metals & Mining: 2.1%
Carpenter Technology Corp.	4,933	135,559
Century Aluminum Co.*	15,061	199,257
		334,816
Oil, Gas & Consumable Fuels: 5.8%
California Resources Corp.	5,847	228,442
Denbury, Inc.*	2,363	188,142
Northern Oil and Gas, Inc.	7,910	161,206
PDC Energy, Inc.	7,104	358,255
		936,045
Professional Services: 1.1%
Upwork, Inc.*	4,866	181,307
Real Estate Management & Development: 1.5%
Newmark Group, Inc. - Class A	14,892	239,165
Semiconductors & Semiconductor Equipment: 6.5%
Kulicke & Soffa Industries, Inc.	5,810	335,004
Rambus, Inc.*	8,100	217,890
Semtech Corp.*	2,513	215,289
Silicon Motion Technology Corp. ADR	3,993	275,637
		1,043,820
Software: 1.4%
Rapid7, Inc.*	1,862	231,000
Specialty Retail: 2.6%
Caleres, Inc.	11,423	269,697
National Vision Holdings, Inc.*	3,161	151,854
		421,551
Technology Hardware, Storage & Peripherals: 1.9%
Pure Storage, Inc. - Class A*	9,986	309,266
Textiles, Apparel & Luxury Goods: 1.4%
Canada Goose Holdings, Inc.*	4,950	220,720
Trading Companies & Distributors: 3.2%
H&E Equipment Services, Inc.	7,498	315,666
NOW, Inc.*	23,737	198,441
		514,107
Wireless Telecommunication Services: 1.1%
Gogo, Inc.*	13,239	169,724
Total Common Stocks (cost $12,309,276)		15,586,826

Contingent Value Right: 0.0%
Media 0.0%
Media General, Inc.*	1,867	19
Total Contingent Value Right (cost $0)		19

Real Estate Investment Trusts (REITs): 2.6%
Essential Properties Realty Trust, Inc.	5,578	150,773
Ryman Hospitality Properties, Inc.*	3,399	263,083
		413,856
Total REITS (cost $319,799)		413,856

Short-Term Investments: 1.1%
U.S. Bank Money Market Deposit Account, 0.01%(a)	172,587	172,587
Total Short-Term Investments (cost $172,587)		172,587

Total Investments - 100.2% (cost $12,801,662)		16,173,288
Liabilities in Excess of Other Assets (0.2)%		(30,277)
Net Assets: 100.0%		$16,143,011

Percentages are stated as a percent of net assets.
* Non-income producing security.
(a) The rate shown is as of November 30, 2021.
ADR American Depositary Receipt

Country Exposure (as a percentage of total investments)
United States	92.4%
Ireland	2.1%
Cayman Islands	1.7%
Puerto Rico	1.6%
Canada	1.4%
United Kingdom	0.8%

The Accompanying Footnotes are an Integral Part of this Schedule of Investments

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of November 30, 2021, in valuing the Fund’s investments:

Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$15,586,826	$-	$-	$15,586,826
Contingent Value Right	-	19	-	19
Real Estate Investment Trusts (REITs)	413,856	-	-	413,856
Total Short-Term Investments	172,587	-	-	172,587
Total Investments in Securities	$16,173,269	$19	$-	$16,173,288

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.